Tax Matters (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The following table provides the components of Income from continuing operations before provision/(benefit) for taxes on income:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
United States	$7,931	$(4,403)	$(6,879)
International	9,751	16,288	19,184
Income from continuing operations before provision/(benefit) for taxes on income(a), (b)	$17,682	$11,885	$12,305

(a)
2019 v. 2018––The domestic income in 2019 versus domestic loss in 2018 was mainly related to the completion of the Consumer Healthcare joint venture transaction with GSK as well as lower certain asset impairments, partially offset by reduced Lyrica revenues in the U.S., higher business and legal entity alignment costs as well as increased costs related to certain legal matters. The decrease in the international income was primarily related to higher certain asset impairments as well as the write off of assets contributed to the Consumer Healthcare joint venture with GSK.
(b)
2018 v. 2017––The decrease in the domestic loss was primarily due to lower interest expense paid to certain foreign subsidiaries, lower net losses on the retirement of debt, higher net gains on equity securities and increased revenue related to Eliquis, partially offset by higher certain asset impairments and lower revenue for Viagra and the legacy SIP portfolio. The decrease in international income was primarily related to lower interest income received primarily from intercompany borrowings from Pfizer Inc. and higher charges related to certain cost reduction initiatives, partially offset by increased revenue related to Ibrance and Eliquis.

Schedule of Provision for Taxes on Income

The following table provides the components of Provision/(benefit) for taxes on income based on the location of the taxing authorities:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
United States
Current income taxes:
Federal	$(1,641)	$668	$1,267
State and local	(166)	9	45
Deferred income taxes:
Federal	1,258	(1,663)	(2,064)
State and local	275	16	(304)
Total U.S. tax benefit	(274)	(970)	(1,055)
TCJA(a)
Current income taxes	(135)	(3,035)	13,135
Deferred Income taxes	(187)	2,439	(23,795)
Total TCJA tax benefit	(323)	(596)	(10,660)
International
Current income taxes	2,900	2,831	2,709
Deferred income taxes	(919)	(558)	(42)
Total international tax provision	1,981	2,273	2,667
Provision/(benefit) for taxes on income	$1,384	$706	$(9,049)

(a)
The 2018 current tax benefit and deferred tax expense primarily relate to the utilization of tax credit carryforwards against the repatriation tax liability associated with the enactment of the TCJA. See discussion below and Note 5C.

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations follows:
	Year Ended December 31,
	2019	2018	2017
U.S. statutory income tax rate	21.0%	21.0%	35.0%
TCJA impact(a)	(1.8)	(5.0)	(86.6)
Taxation of non-U.S. operations (b), (c)	(5.7)	(6.1)	(17.0)
Tax settlements and resolution of certain tax positions(d)	(9.0)	(5.8)	(1.2)
Completion of Consumer Healthcare joint venture transaction(d)	5.3	—	—
U.S. Healthcare Legislation(d), (e)	—	(0.4)	0.9
U.S. R&D tax credit and manufacturing deduction	(0.5)	(0.7)	(0.7)
Certain legal settlements and charges	—	(0.1)	0.1
All other, net(f)	(1.5)	3.1	(3.9)
Effective tax rate for income from continuing operations	7.8%	5.9%	(73.5)%

(a)	For a discussion about the enactment of the TCJA, see Note 5A.

(b)
For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the U.S., together with the cost of repatriation decisions, which, for 2017, includes the repatriation tax on deemed repatriated 2017 earnings of foreign subsidiaries discussed in Note 5A, changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions,” as well as changes in valuation allowances. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; (iii)

certain tax initiatives; and (iv) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A for the components of pre-tax income and Provision/(benefit) for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision/(benefit) for taxes on income.

(c)
In all periods presented, the reduction in our effective tax rate resulting from the jurisdictional location of earnings is largely due to lower tax rates in certain jurisdictions, as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Singapore, we benefit from incentive tax rates effective through 2045 on income from manufacturing and other operations.

(d)
For a discussion about tax settlements and resolution of certain tax positions, the impact of the gain on the completion of the Consumer Healthcare joint venture transaction and the impact of U.S. Healthcare Legislation, see Note 5A.

(e)
The favorable rate impact in 2018 is a result of the updated 2017 invoice received from the federal government, which reflected a lower expense than what was previously estimated for invoiced periods, as well as certain tax initiatives.

(f)
All other, net in 2019 is primarily due to routine business operations. 2018 is primarily due to routine business operations and the non-recurrence of tax benefits associated with certain tax initiatives. 2017 primarily relates to tax benefits associated with certain tax initiatives in the normal course of business.

Schedule of Deferred Tax Assets and Liabilities

The components of our deferred tax assets and liabilities, shown before jurisdictional netting, follow:
	2019 Deferred Tax*		2018 Deferred Tax*
(MILLIONS OF DOLLARS)	Assets	(Liabilities)	Assets	(Liabilities)
Prepaid/deferred items(a)	$2,195	$(204)	$1,655	$(325)
Inventories	373	(14)	280	(10)
Intangible assets(b)	743	(7,099)	532	(7,620)
Property, plant and equipment	179	(1,226)	160	(1,011)
Employee benefits	2,217	(39)	2,292	(134)
Restructurings and other charges	225	—	266	—
Legal and product liability reserves	496	—	415	—
Net operating loss/tax credit carryforwards(c)	2,427	—	2,512	—
Unremitted earnings	—	(79)	—	(83)
State and local tax adjustments	152	—	264	—
Investments(d)	11	(3,318)	18	(162)
All other	196	(9)	182	(112)
	9,215	(11,988)	8,576	(9,456)
Valuation allowances	(1,927)	—	(2,068)	—
Total deferred taxes	$7,288	$(11,988)	$6,508	$(9,456)
Net deferred tax liability(e)		$(4,700)		$(2,948)

*	The deferred tax assets and liabilities associated with global intangible low-taxed income are included in the relevant categories above. See Note 5A.

(a)	The increase in 2019 is primarily related to the capitalization of certain R&D-related expenses.

(b)
The decrease in 2019 is primarily the result of amortization of intangible assets and certain impairment charges, mainly offset by deferred tax liabilities established on intangible assets from the acquisition of Array.

(c)
The amounts in 2019 and 2018 are reduced for unrecognized tax benefits of $2.9 billion and $3.3 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.

(d)	The increase in 2019 is primarily related to the Consumer Healthcare joint venture with GSK. See Note 2C for additional information.

(e)
In 2019, Noncurrent deferred tax assets and other noncurrent tax assets ($0.9 billion), and Noncurrent deferred tax liabilities ($5.6 billion). In 2018, Noncurrent deferred tax assets and other noncurrent tax assets ($0.8 billion), and Noncurrent deferred tax liabilities ($3.7 billion).

Schedule of Unrecognized Tax Benefits Roll Forward

The reconciliation of the beginning and ending amounts of gross unrecognized tax benefits follows:
(MILLIONS OF DOLLARS)	2019	2018	2017
Balance, beginning	$(6,259)	$(6,558)	$(5,826)
Acquisitions(a)	(44)	—	10
Increases based on tax positions taken during a prior period(b)	(36)	(192)	(49)
Decreases based on tax positions taken during a prior period(b), (c)	1,109	561	28
Decreases based on settlements for a prior period(d)	100	123	35
Increases based on tax positions taken during the current period(b)	(383)	(370)	(753)
Impact of foreign exchange	25	56	(121)
Other, net(b), (e)	107	121	118
Balance, ending(f)	$(5,381)	$(6,259)	$(6,558)

(a)	For 2019, primarily related to the acquisition of Array. For 2017, primarily related to the acquisitions of Medivation and Anacor. See also Note 2A.

(b)	Primarily included in Provision/(benefit) for taxes on income.

(c)	Primarily related to effectively settling certain issues with the U.S. and foreign tax authorities. See also Note 5A.

(d)	Primarily related to cash payments and reductions of tax attributes.

(e)	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.
(f)
In 2019, included in Income taxes payable ($108 million), Current tax assets ($2 million), Noncurrent deferred tax assets and other noncurrent tax assets ($51 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.4 billion). In 2018, included in Income taxes payable ($11 million), Current tax assets ($1 million) Noncurrent deferred tax assets and other noncurrent tax assets ($47 million), Noncurrent deferred tax liabilities ($3.2 billion) and Other taxes payable ($3.0 billion).

Schedule of Other Comprehensive Income (Loss), Components of Income Tax Expense (Benefit)

The following table provides the components of the Tax provision/(benefit) on other comprehensive income/(loss):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Foreign currency translation adjustments, net(a)	$254	$94	$(215)

Unrealized holding gains/(losses) on derivative financial instruments, net	83	21	72
Reclassification adjustments for (gains)/losses included in net income	(125)	27	(224)
Reclassification adjustments of certain tax effects from AOCI to Retained earnings(b)	—	1	—
	(42)	50	(152)
Unrealized holding gains/(losses) on available-for-sale securities, net	—	(23)	102
Reclassification adjustments for (gains)/losses included in net income	5	16	(60)
Reclassification adjustments for tax on unrealized gains from AOCI to Retained earnings(c)	—	(45)	—
	5	(53)	42
Benefit plans: actuarial losses, net	(169)	(141)	(59)
Reclassification adjustments related to amortization	55	55	192
Reclassification adjustments related to settlements, net	65	33	42
Reclassification adjustments of certain tax effects from AOCI to Retained earnings(b)	—	637	—
Other	(10)	29	(39)
	(58)	612	137
Benefit plans: prior service costs and other, net	(1)	2	—
Reclassification adjustments related to amortization of prior service costs and other, net	(43)	(39)	(67)
Reclassification adjustments related to curtailments of prior service costs and other, net	(1)	(4)	(7)
Reclassification adjustments of certain tax effects from AOCI to Retained earnings(b)	—	(144)	—
Other	—	—	—
	(45)	(185)	(74)
Tax provision/(benefit) on other comprehensive income/(loss)	$115	$518	$(262)

(a)	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.

(b)
For additional information on the adoption of a new accounting standard related to reclassification of certain tax effects from AOCI, see Notes to Consolidated Financial Statements––Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in 2018 in our 2018 Financial Report.

(c)
For additional information on the adoption of a new accounting standard related to financial assets and liabilities, see Notes to Consolidated Financial Statements––Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in 2018 in our 2018 Financial Report.